Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 229.23
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 229.23
Total Fee and Interest Amount	229.23